Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
Below is a list of the entities accounted for under the equity method and recorded in other noncurrent assets on our Consolidated Balance Sheet:

	% of Ownership		Carrying Value
(Dollars in millions)	2021	2020	2021	2020
Advanced Acoustics Concepts, LLC	51%	51%	$27	$25